November 14, 2012

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:           Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account-G
“Waddell & Reed Protection VUL II (National Version)
File Nos. 811-21697 and 333-182896

Nationwide Life Insurance Company
Nationwide VLI Separate Account-7
“Waddell & Reed Protection VUL II-New York (New York Version)
File Numbers:  811-21610 and 333-182887

Dear Mr. Oh:

On behalf of Nationwide Life Insurance Company and Nationwide Life and Annuity Company ("Nationwide") and its Nationwide VLI Separate Account-G and Nationwide VLI Separate Account-7 ("Variable Accounts"), we are filing these Pre-Effective Amendments No. 1 to the Registration Statements indicated above.  These filings are being made electronically via EDGAR in accordance with Regulation S-T.

On July 27, 2012, Nationwide filed two initial Registration Statements on Form N-6 for Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies to be offered through the Variable Accounts.  Nationwide received your written comments in a letter dated September 19, 2010.  These Pre-Effective Amendments No. 1 reflect redlined changes that are a result of Staff comments contained in the July 27, 2012 letter and other miscellaneous non-material disclosure changes.  Each comment is restated below and is accompanied by Nationwide’s response.

General

1. Please disclose to the staff whether there are any types of guarantees or support agreements with any third parties.

Response.  Nationwide has no guarantees or support agreements with third parties to support any of its guarantees under the policy or any of its related riders.  Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company are solely responsible for paying out all guarantees associated with the policies and their related riders.

2. If you seek to rely on Rule 12h-7 under Securities Exchange Act of 1934, please provide an appropriate representation.

Response.  For purposes of these filings, Nationwide does not intend to rely on the exemption from Exchange Act Reporting found in Rule 12h-7.

3. Please note that the contract name on the front cover page of the prospectus should be identical to the one provided as the EDGAR class identifier for the filing.

Response: Nationwide has changed the EDGAR class identifier to match the front cover page.

PROSPECTUS

4. a. In the fourth paragraph of the front cover page, please disclose that the prospectus describes all material rights and features of the policy and note that that should include all material variations such as the availability of certain riders.

Response: We have added the following sentence to the end of the fourth paragraph on the front cover page:  “This prospectus contains all material rights and features of the policy, including any material variations in the policy, such as availability of certain riders.”

Please apply the same comment to and revise “State Regulation of Insurance Variations in Benefits” on page 2 accordingly.

Response: We have revised the third sentence in the “State Regulation of Insurance- Variations in Benefits” section as follows: “This prospectus describes material information about the insurance benefits and the investments available with the policy including any material variations in the policy, such as availability of certain riders.”

Please also revise the first and second paragraphs under “The Policy – Generally” on page 18 to make it clear that the prospectus describes all material rights and features of the policy and that policy owners’ rights are governed by the prospectus, i.e., add the same disclosure requested by the staff in the corresponding paragraphs in the Accumulation VUL II product.

Response: We have added the following language to this section: “This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.”

b. Please clarify the statement appearing as the second “boxed” statement on the front cover page, i.e., “valueless” in terms of death benefit and/or cash value.  For example, please refer to the disclosure under “Unfavorable Investment Experience” on page 3.

Response: We have revised the statement as follows: “The policy MAY decrease in value to the point of being valueless because of poor Investment Experience.

c. Per Item 1(b)(4), please provide the registrant’s Investment Company Act of 1940 file number “on the bottom of the back cover page in type size smaller than that generally used in the prospectus.”

Response: We have moved the Investment Company Act of 1940 file number to the bottom of the back cover page in type size smaller than that generally used in the prospectus.

5. Please disclose on the front summary cover page or summary section that definitions are provided in Appendix B.  Moreover, please disclose to the staff and also disclose the manner in which a reader will know a term is defined, e.g., all terms appearing in the Appendix B-Definitions are upper-cased whenever they appear.

Response:  We have added the following sentence before the “In Summary: Policy Benefits” section:
“Appendix B defines certain words and phrases used in this prospectus. Defined words will be capitalized.”

6.  Fee Tables
a. In the first paragraph of the preamble, please retain the first sentence but delete the remainder of the paragraph as such additional disclosure does not appear to represent a modified narrative explanation comparable to that provided by Item 3. See Instruction 1(b) to Item 3.

Response: We have deleted all but the first sentence of the paragraph of the preamble to the Fee Tables.

b. In the description of the representative surrender charge in the last row of the table on page 4, please confirm that choice of Death Benefit Option 1 or 2 does not impact the resulting charge.  If it does, then please retain deleted disclosure.

Response: For these products, the Surrender Charge does not vary by Death Benefit Options.

c. For the surrender charge and all other applicable charges that vary depending on the owner’s characteristics, please provide a footnote with all disclosure as required by Instruction 3.b. to Item 3 in lieu of the general disclosure that follows each of the fee tables.

Response: We have deleted the general disclosure at the end of the fee tables and have added the following footnote:

The charge varies based on individual characteristics.  Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

d. On page 7 of the National Version, please confirm the necessity of the added disclosure (“from the policy’s Cash Value”) to the representative charge for the Overloan Lapse Protection Rider and Accelerated Death Benefit Rider Charges or delete it as superfluous to reduce the amount of narrative.

Response: We have deleted “from the policy’s Cash Value” from the representative charges for those Riders.

e. For the NY Version, please add a guaranteed minimum charge for the Waiver of Monthly Deduction Rider Charge.

Response: We have added a guaranteed minimum charge for the Waiver of Monthly Deduction Rider Charge.

f.  In footnotes 1 and 5 to the fee tables for the NY Version, please delete the phrase “is shown on an annualized basis” as the Premium Load Charge and Mortality and Expense Risk Charge are reflected as being charges assessed, respectively, upon premium payment, and monthly (National Version does not use the phrase in its corresponding footnotes 1 and 5).

Response: We have deleted the phrase “is shown on an annualized basis” from footnotes 1 and 5.

7. For the NY Version, please highlight the last sentence of the second to last paragraph under “Fixed Investment Option” on page 3 and also add in highlight that as a result, additional premium payments may be required to prevent the policy from lapsing.

Response: We have deleted the last sentence of the second to last paragraph under “Fixed Investment Option” and created a new paragraph as follows:

Note:  Interest we credit to the fixed investment options may be insufficient to pay the policy's charges.  Therefore additional Premium payments may be required over the life of the Policy to prevent it from lapsing.

8. In the paragraph on page 5 (last paragraph under “Variable Investment Options”), in addition to referring the reader to the mutual fund prospectuses, please state conspicuously how an investor may obtain a prospectus. Item 4.d.

Response: We have amended the disclosure by adding the following sentence at the end of the “Variable Investment Options” section: “Free copies of each mutual fund's prospectus may be obtained by contacting our Service Center.”

9. The second to last paragraph in the “Variable Investment Options” subsection appearing on page 4 of the NY Version is not disclosed in the National Version.  Please confirm this is accurate or add the disclosure accordingly.

Response: This paragraph was mistakenly included the NY Version.  It has now been deleted in the NY Version.

10. In the National Version, please note the type in the second to last paragraph under “Valuation of Accumulation Units” on page 13 (deleted “in”) and please review the entire prospectus for other similar typos, e.g., on page 16 “needed” changed to “need”.

Response: We have fixed those two typos and have reviewed each entire prospectus to ensure that there are no other typos.

11. Unit Value Credit

a. The chart implies that specific unit value credits will be applied to the listed Sub-Accounts whereas the text states that the application of credits as well as the amounts is completely within the company’s discretion. Please reconcile the chart and disclosure.

Response: We have amended the first sentence of the paragraph that precedes the unit value credit chart as follows: “The following table lists the current unit value credit that applies to each Sub-Account.”

b. Please disclose how owners will be notified and the frequency of notification to owners as to when the Unit Value Credit is applied and when it is not applied, and incorporate the same in “Reminders, Reports, and Illustrations” section on page 26.

Response: We have amended the second paragraph of this subsection so that it now states the following:

We determine annually whether a unit value credit will be applied to each Sub-Account.  If we decide to stop applying a unit value credit to a Sub-Account, we will give the Owner advance notification in writing.  We will continue to pay the unit value credit unless we no longer continue to receive the payments from W&R or if the expense (including total compensation), mortality, and investment experience for all policies issued under the prospectus are no longer as favorable as we assumed when the policies were issued.

Since there will be no notifications about changes to the unit value credit in confirmations, or semi-annual or annual reports, we have not changed the disclosure in the “Reminders, Reports, and Illustrations” section.

c. Please confirm and disclose whether there are any charges associated with this feature, whether directly or indirectly.

Response: There is no separate charge for the unit value credit.  We have added the following sentence after the table disclosing the current unit value credits: “There is no separate charge for this feature.”

12. Contacting the Service Center

Please clarify the meaning of the first sentence of the fourth paragraph “Service and transaction requests will generally be processed on the Valuation Period they are received,” i.e., difference between receiving when NYSE is open and when it is closed or after it has closed as provided in the second paragraph under “Valuation of Accumulation Units” on page 13.

Response: We have added the following parenthetical following the first sentence in the fourth paragraph of this subsection: (see “Valuation of Accumulation Units” for more information about processing transactions when the NYSE is closed).

13. Right to Cancel (Examination Right)

a. Please provide the minimum period required by any state.

Response: The NY Version is sold in NY, the Virgin Islands, and Puerto Rico.  The minimum for the Virgin Islands and Puerto Rico is 10 days.  The prospectus currently contains the following language: “For non-replacement and replacement transactions in states other than New York, and non-replacement transactions in New York, the free look period expires ten days after you receive the policy.”

In the National Version, we have added the following sentence at the end of the first paragraph: “The minimum “free look” period is 10 days.”

b. Based on the first paragraph under “Right to Cancel (Examination Right)” on page 18 of the NY version, it appears that policies may be sold in states other than New York using the NY version prospectus.

Please confirm if this is accurate and if so, please explain to the staff under what circumstances the NY version prospectus would be used to sell in a state other than NY.

Response: This is accurate.  The NY version will also be used in the Virgin Islands and Puerto Rico.

14. Please add an appropriate cross-reference for more information regarding modified endowment contracts at the end of the third bullet point under “Premium Payments” appearing on page 20.

Response: We have added the following to the end of the third bullet point:  “For more information regarding modified endowment contracts, see "Periodic Withdrawals, Non-Periodic Withdrawals and Loans” in “Taxes.””

15.  Standard Policy Charges

a. Under “Sales Load” on page 25, please briefly describe what the “Commissionable Target Premium: is or represents and also include the range of applicable values.

Response: We have amended the disclosure on Commissionable Target Premium as follows:
Commissionable Target Premium. The commissionable target Premium referred to above is the amount of premium Nationwide needs to recoup the cost of the initial sales expense and the future maintenance costs of the policy.  The commissionable target Premium varies by issue age, sex, and risk classification and ranges from $3 per $1,000 of Specified Amount to $65 per $1,000 of Specified Amount.  For more specific information, request an illustration and consult with your registered representative, or contact our Service Center.

b. Under “Sales Load” on page 25 for the NY Version, please delete the disclosure added to the first paragraph given that this prospectus is being filed on an initial registration.

Similarly, please delete the disclosure added to the first bullet point under “The Minimum Required Death Benefit” on page 72 of the NY Version

We have deleted the parenthetical at the end of the first paragraph of “Sales Load” subsection and the parenthetical at the end of the first bullet point in “The Minimum Required Death Benefit” subsection.

c. For the Surrender Charge on page 26, please provide the tables for the Administrative Target Factors, Surrender Target Factors and Surrender Charge percentage discussed in, respectively, the fourth, firth and sixth paragraphs in lieu of providing them in the statement of additional information (“SAI”).

Response: We have moved the tables from the SAI and added them to the prospectus as Appendix D.

d. Please include a brief description of the Policy Loan Interest Charge referred to at the end of the table on page 6.

Response: We have added the following subsection describing the Policy Loan Interest Charge:

Policy Loan Interest Charge

We charge interest on the amount of Indebtedness at the maximum guaranteed rate of 3.90% per annum.  The interest will accrue daily and is payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured's death, a policy Lapse, or a full surrender.  If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.

e. As required by Item 5, when describing rider charges under “Policy Riders and Rider Charges” beginning on page 33, please confirm that the actual amount of and/or the applicable range of the rider charge has been provided for all applicable riders, for example, compare the descriptions in the “Overloan Lapse Protection Rider Charge” and “Adjusted Sales Load Life Insurance Rider Charge” on page 34 with that of the “Children’s Insurance Rider Charge” on page 35.

Response: We have added either the maximum and minimum guaranteed rider charge or the current amount of the charges for all applicable riders.

16. Policy Loans
Please note that for more accurate disclosure, you may reflect the net amount charged for policy loans in the fee table on page 6, i.e., 0.9% in lieu of 3.9%

Response: We appreciate the suggestion and may, in the future, reflect the net amount charged for policy loans.  At this time, we will continue to show a separate amount for interest charged and interest earned on loans.

17. Policy Restoration after a Full Surrender
Please provide all details regarding the restoration process in lieu of a cross reference to and providing it in the SAI. Item 11.d.

Response: A reinstatement occurs after a policy lapses if there is not enough cash surrender value to pay the monthly deductions.  Our prospectus complies with Item 11(d) with respect to the disclosure on reinstatement.  We explain the requirements for reinstatement, what charges apply, that Indebtedness must be repaid, and that we may require evidence of insurability.

Policy restoration occurs when a policy owner surrenders a policy with Nationwide in order to replace it with another company’s policy and then decides to stay with Nationwide.  Certain state laws require that Nationwide restore the surrendered policy without underwriting within a 60 day period of the date of surrender.  We have established certain administrative procedures to handle these situations and have documented those procedures in accordance with Rule 6e-3(T)(b)(12)(iii).  We have disclosed the specific requirements for policy restoration in the SAI and not the prospectus because we do not to appear to encourage replacement activity or the ease of returning to Nationwide once a policy is replaced.  Nor do we want states to view our restoration procedures as encouraging replacements.

In order to give policy owners more information in the prospectus on policy restoration, we have added the following language to the prospectus:

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the written request must be received at our Service Center within thirty days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender Proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meets the above requirements.  Policy restoration is not a contract right of the policy.  It is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

18. The Death Benefit
a. For the National Version only, please disclose the Death Benefit Option 3 Maximum Increase on p 52.

Response: We have revised the disclosure for Death Benefit Option 3 and the new description no longer uses the term Death Benefit Option 3 Maximum Increase.  Death Benefit Option 3 now states as follows:

Death Benefit Option 3.  The Death Benefit will be the Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders on the date of Insured’s death).  The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated on the Policy Data Page.  The amount of the accumulated premium account will be no less than zero or and no greater than twice the initial Specified Amount.

b. Under “Changes in the Death Benefit Option” on page 52 and if applicable, please disclose whether there would be any adjustment to the Underwriting and Distribution Charge and Surrender Charge if there was a change from Death Benefit Option 1 or 3 to Death Benefit Option 2.

Response: There are no adjustments to these charges when an owner changes Death Benefit Options.

19. Taxes and Legal Proceedings
Please confirm the disclosure under these sections is current and in compliance with, respectively, Items 12 and 13.
Response: The disclosure is current and in compliance with Items 12 and 13.

STATEMENT OF ADDITIONAL INFORMATION

20. Please update the commission information under “Waddell & Reed, Inc.”

Response: The disclosure has been updated with the commission information for Waddell & Reed, Inc.

21. Under “Services” on page 2 of the statement of additional information, please describe the compensation paid for the administrative services provides.  Item 17(c)(1).

Response: We have deleted the cross reference to “Information on Underlying Mutual Fund Payments” and have added the following sentence to the Services section:

For the year ended December 31, 2011, the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through variable policies that we and our affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

22. The fifth paragraph under “Surrender Charges” appearing on page 27 of the prospectus describes the Surrender Charge Percentage as varying in part by Specified Amount similarly to the corresponding paragraph in the prospectus for the Accumulation VUL II initial registrations statement.

However, here the table for the Surrender Charge Percentage on page 7 or the SAI only reflects variations for age and sex.  In contrast, the corresponding table in the SAI for the Accumulation VUL II initial registration statement also reflects “bands” which represent ranges of specified amount as well as the 3 different types of available death benefits.  Please reconcile and revise the table here to properly reflect all factors that may vary its value.

Response: The first sentence of the fifth paragraph of the “Surrender Charges” was incorrect and the table in the SAI is correct.  The initial Surrender Charge does not vary by Specified Amount.  The sentence in the prospectus has been revised as follows:

The initial Surrender Charge is the sum of the underwriting component and a percentage (that varies by age and sex) of the sales component.

PART C

23.  For the exhibits, please provide the custodian agreement (see second paragraph under “Services” on page 2 of SAI).  Item 26(b), and for the National Version, note that there is no exhibit (o).

Response:  The second paragraph under the “Services” subsection discloses that we are the custodian of the assets, therefore there is no custodian agreement.

We have added exhibit (o) to Item 26(b) for the National Version.

24. Financial Statements Exhibits, and Certain Other Information
Any financial statements, exhibits, and any other required disclosure not included in this registration statement must be filed by pre-effective amendment to the registration statement.

Response: We are filing our financial statements and other exhibits with these registration statements.

In addition, Nationwide acknowledges that:

•
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me directly at (614) 249-6522 should you have any questions regarding this filing.

Sincerely,

/s/JEANNY V. SIMAITIS
Jeanny V. Simaitis
Managing Counsel